Goodwill and Other Acquired Intangible Assets - Schedule of Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 12,590	$ 8,415	$ 7,811
Estimated amortization expense for the years ended December 31:
2018	18,415
2019	14,900
2020	11,771
2021	7,988
2022	5,903
2023 and thereafter	$ 17,180